UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JDD

Nuveen Diversified Dividend and Income Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 141.4% (93.8% of Total Investments)

	COMMON STOCKS – 32.4% (21.5% of Total Investments)

	Air Freight & Logistics – 1.2%

68,300	Deutsche Post AG, (5)	$1,892,114
9,500	United Parcel Service, Inc., Class B	937,555
	Total Air Freight & Logistics	2,829,669

	Airlines – 0.1%

8,300	Copa Holdings SA	348,019

	Automobiles – 0.8%

11,400	Daimler AG, Sponsored ADR, (5)	830,376
79,400	Ford Motor Company	1,077,458
	Total Automobiles	1,907,834

	Banks – 2.9%

315,000	Barclays PLC, (5)	1,165,748
34,100	Citigroup Inc.	1,691,701
95,900	ING Groep N.V., Sponsored ADR	1,355,067
27,400	JPMorgan Chase & Co.	1,670,578
25,200	Wells Fargo & Company, (3)	1,294,020
	Total Banks	7,177,114

	Biotechnology – 0.6%

26,800	AbbVie Inc.	1,458,188

	Capital Markets – 1.7%

86,500	Ares Capital Corporation	1,252,520
44,900	Bank New York Mellon	1,757,835
54,900	UBS Group AG, (5)	1,014,998
	Total Capital Markets	4,025,353

	Chemicals – 1.1%

26,500	Agrium Inc.	2,371,750
40,300	CVR Partners LP	376,805
	Total Chemicals	2,748,555

	Communications Equipment – 1.1%

51,000	Cisco Systems, Inc.	1,338,750
137,800	Ericsson, Sponsored ADR	1,347,684
	Total Communications Equipment	2,686,434

	Containers & Packaging – 0.3%

15,000	Avery Dennison Corporation	848,550

	Diversified Financial Services – 0.9%

245,480	Deutsche Boerse AG, ADR, (5)	2,103,764

	Diversified Telecommunication Services – 1.4%

298,750	Bezeq Israeli Telecommunication Corporation Limited, (5)	571,748
60,300	Nippon Telegraph and Telephone Corporation, ADR	2,129,193
69,200	Telefonica Brasil SA	640,072
	Total Diversified Telecommunication Services	3,341,013

Nuveen Investments	1

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 0.4%

249,800	EDP – Energias de Portugal, S.A., (5)	$915,149

	Food & Staples Retailing – 0.9%

21,600	CVS Health Corporation	2,083,968

	Food Products – 0.5%

176,800	Orkla ASA, Sponsored ADR	1,290,640

	Hotels, Restaurants & Leisure – 0.8%

9,000	Cedar Fair LP	473,490
5,250	Hyatt Hotels Corporation, Class A, (2)	247,275
17,450	Starwood Hotels & Resorts Worldwide, Inc.	1,160,076
	Total Hotels, Restaurants & Leisure	1,880,841

	Industrial Conglomerates – 0.7%

34,700	General Electric Company	875,134
35,000	Philips Electronics	821,100
	Total Industrial Conglomerates	1,696,234

	Insurance – 3.5%

6,800	Allianz AG ORD Shares, (5)	1,068,231
15,200	American International Group, Inc.	863,664
243,500	CGNU PLC, (5)	1,665,433
106,400	Swiss Re AG, Sponsored ADR, (5)	2,287,600
82,400	Unum Group	2,643,390
	Total Insurance	8,528,318

	Media – 2.6%

55,500	Interpublic Group of Companies, Inc., (3)	1,061,715
2,099	Metro-Goldwyn-Mayer, (2), (5)	160,574
47,925	National CineMedia, Inc.	643,154
70,300	ProSiebenSat.1 Media AG, ADR, (5)	856,957
142,100	RTL Group SA, ADR, (5)	1,223,737
21,100	Time Warner Inc.	1,450,625
3,958	Tribune Media Company	140,905
3,185	Tribune Media Company, (4)	—
989	Tribune Publishing Company	7,754
19,900	Viacom Inc., Class B	858,685
	Total Media	6,404,106

	Multiline Retail – 0.4%

11,500	Target Corporation	904,590

	Oil, Gas & Consumable Fuels – 1.1%

8,400	Phillips 66	645,456
17,500	Royal Dutch Shell PLC, Class A, Sponsored ADR	829,325
24,700	Suncor Energy, Inc.	659,984
14,700	Total SA, Sponsored ADR	657,237
	Total Oil, Gas & Consumable Fuels	2,792,002

	Pharmaceuticals – 5.5%

53,700	AstraZeneca PLC, Sponsored ADR	1,708,732
61,450	GlaxoSmithKline PLC, Sponsored ADR	2,362,753
21,400	Merck & Company Inc.	1,056,946
60,200	Pfizer Inc., (3)	1,890,882
53,800	Roche Holdings AG, Sponsored ADR, (5)	1,772,710
45,180	Sanofi-Aventis, ADR	2,144,695
41,700	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,354,382
	Total Pharmaceuticals	13,291,100

2	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 0.4%

11,800	Adecco SA, (5)	$864,180

	Semiconductors & Semiconductor Equipment – 0.4%

21,500	Microchip Technology Incorporated, (3)	926,435

	Software – 1.6%

246,734	Eagle Topco LP, (2), (4)	—
34,500	Microsoft Corporation, (3)	1,526,970
65,900	Oracle Corporation	2,380,308
	Total Software	3,907,278

	Technology Hardware, Storage & Peripherals – 0.6%

26,100	NetApp, Inc., (3)	772,560
14,900	Seagate Technology	667,520
	Total Technology Hardware, Storage & Peripherals	1,440,080

	Tobacco – 0.9%
21,600	Imperial Tobacco Group, Sponsored ADR, (5)	2,235,600
	Total Common Stocks (cost $71,747,483)	78,635,014

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 39.4% (26.1% of Total Investments)

	Diversified – 1.2%

90,950	Duke Realty Corporation	$1,732,598
33,000	Liberty Property Trust	1,039,830
	Total Diversified	2,772,428

	Health Care – 4.5%

60,750	Health Care Property Investors Inc.	2,262,938
88,000	Senior Housing Properties Trust	1,425,600
50,700	Ventas Inc.	2,842,242
65,700	Welltower Inc.	4,449,204
	Total Health Care	10,979,984

	Hotels, Restaurants & Leisure – 2.0%

17,950	Chesapeake Lodging Trust	467,777
128,342	Host Hotels & Resorts Inc.	2,029,087
37,450	LaSalle Hotel Properties	1,063,206
26,350	Pebblebrook Hotel Trust	934,108
17,000	RLJ Lodging Trust	429,590
	Total Hotels, Restaurants & Leisure	4,923,768

	Industrial – 2.4%

28,400	DCT Industrial Trust Inc.	955,944
125,848	Prologis Inc.	4,895,487
	Total Industrial	5,851,431

	Mortgage – 0.4%

32,200	PennyMac Mortgage Investment Trust	498,134
29,400	Redwood Trust Inc.	406,896
	Total Mortgage	905,030

	Office – 7.2%

28,700	Alexandria Real Estate Equities Inc.	2,430,027
149,050	BioMed Realty Trust Inc.	2,978,019
20,550	Boston Properties, Inc.	2,433,120
37,300	Columbia Property Trust Inc.	865,360
70,700	Douglas Emmett Inc.	2,030,504

Nuveen Investments	3

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Office (continued)

105,750	Paramount Group Inc.			$1,776,600
56,700	Piedmont Office Realty Trust			1,014,363
15,000	SL Green Realty Corporation			1,622,400
26,150	Vornado Realty Trust			2,364,483
	Total Office			17,514,876

	Residential – 7.8%

74,176	Apartment Investment & Management Company, Class A			2,745,994
24,025	AvalonBay Communities, Inc.			4,200,051
13,050	Camden Property Trust			964,395
20,950	Equity Lifestyles Properties Inc.			1,227,042
66,300	Equity Residential			4,980,456
7,750	Essex Property Trust Inc.			1,731,505
16,000	Post Properties, Inc.			932,640
61,600	UDR Inc.			2,123,968
	Total Residential			18,906,051

	Retail – 10.2%

72,750	Brixmor Property Group Inc.			1,708,170
123,650	Developers Diversified Realty Corporation			1,901,737
86,410	General Growth Properties Inc.			2,244,068
73,900	Kimco Realty Corporation			1,805,377
54,350	Kite Realty Group Trust			1,294,074
47,341	Macerich Company			3,636,736
25,600	Regency Centers Corporation			1,591,040
58,400	Retail Opportunity Investments Corporation			965,936
47,135	Simon Property Group, Inc.			8,659,642
13,750	Taubman Centers Inc.			949,850
	Total Retail			24,756,630

	Specialized – 3.7%

82,800	CubeSmart			2,252,988
17,050	Extra Space Storage Inc.			1,315,578
45,300	National Storage Affiliates Trust			613,815
22,974	Public Storage, Inc.			4,861,987
	Total Specialized			9,044,368
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $66,950,679)			95,654,566

Shares	Description (1)	Coupon	Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.5% (0.3% of Total Investments)

	Diversified Telecommunication Services – 0.5%

10,710	Frontier Communications Corporation	11.125%	N/R	$997,637
13,100	IntelSat SA	5.750%	N/R	244,970
	Total Convertible Preferred Securities (cost $1,783,502)			1,242,607

Shares	Description (1)	Coupon	Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.4% (0.3% of Total Investments)

	Banks – 0.4%

36,300	Citigroup Inc.	6.875%	BB+	$968,121
	Total $25 Par (or similar) Retail Preferred (cost $968,177)			968,121

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.4% (0.9% of Total Investments)

	Banks – 1.4%

$961	Bank of America Corporation	6.100%	N/A (7)	BB+	$936,975
526	Citigroup Inc.	5.950%	N/A (7)	BB+	518,768
950	JPMorgan Chase & Company	6.000%	N/A (7)	BBB–	935,156
923	Wells Fargo & Company	5.875%	N/A (7)	BBB	944,921
$3,360	Total $1,000 Par (or similar) Institutional Preferred (cost $3,391,859)				3,335,820

Principal Amount (000)	Description (1)	Coupon (9)	Maturity (8)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 33.5% (22.3% of Total Investments) (9)

	Aerospace & Defense – 0.2%

$610	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$612,712

	Airlines – 1.2%

491	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/27/20	BB+	488,026
486	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	486,060
1,980	US Airways, Inc., Term Loan B2, First Lien	3.000%	11/23/16	BB+	1,976,706
2,957	Total Airlines				2,950,792

	Automobiles – 1.3%

982	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	980,463
985	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	977,859
1,114	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,101,108
3,081	Total Automobiles				3,059,430

	Building Products – 0.2%

543	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	516,346

	Capital Markets – 0.2%

490	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	490,817

	Chemicals – 0.8%

199	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	200,615
787	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	775,917
934	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB–	929,222
1,920	Total Chemicals				1,905,754

	Commercial Services & Supplies – 0.5%

936	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	927,025
1,011	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	CCC+	324,712
1,947	Total Commercial Services & Supplies				1,251,737

	Communications Equipment – 0.1%

271	Commscope, Inc., Term Loan B, First Lien	3.750%	12/29/22	BB	270,791

	Construction & Engineering – 0.1%

296	Aecom Technology Corporation, Term Loan B	3.750%	10/17/21	BB+	297,609

	Consumer Finance – 0.6%

500	First Data Corporation, Term Loan, (WI/DD)	TBD	TBD	BB–	496,446
1,000	First Data Corporation, Term Loan B	3.946%	7/08/22	BB–	995,375
1,500	Total Consumer Finance				1,491,821

	Containers & Packaging – 0.8%

500	Berry Plastics Holding Corporation, Term Loan F, (WI/DD)	TBD	TBD	BB–	499,866
1,527	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,529,884
2,027	Total Containers & Packaging				2,029,750

Nuveen Investments	5

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Maturity (8)	Ratings (6)	Value

	Diversified Consumer Services – 0.7%

$1,138	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	$1,138,633
454	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	455,220
1,592	Total Diversified Consumer Services				1,593,853

	Diversified Telecommunication Services – 1.1%

179	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB–	175,097
243	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	242,132
988	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	978,551
343	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	340,683
370	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	364,395
238	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB–	234,823
392	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB–	386,200
2,753	Total Diversified Telecommunication Services				2,721,881

	Electric Utilities – 0.4%

1,000	Energy Future Intermediate Holding Company, Term Loan, (WI/DD)	TBD	TBD	Ba3	998,333

	Energy Equipment & Services – 0.0%

151	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	89,479

	Food & Staples Retailing – 1.0%

1,985	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	1,989,640
500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	496,875
2,485	Total Food & Staples Retailing				2,486,515

	Food Products – 2.0%

1,000	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	1,002,188
3,789	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	3,791,820
4,789	Total Food Products				4,794,008

	Health Care Equipment & Supplies – 1.5%

798	Alere, Inc., Term Loan B	4.250%	6/20/22	Ba3	799,661
895	Convatec Healthcare Term Loan B	4.250%	6/15/20	Ba2	895,079
1,444	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	1,444,896
500	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	499,375
3,637	Total Health Care Equipment & Supplies				3,639,011

	Health Care Providers & Services – 2.7%

993	Acadia Healthcare, Inc., Term Loan B, First Lien	4.250%	2/11/22	Ba2	998,941
790	Amsurg Corporation, Term Loan	3.500%	7/16/21	Ba2	791,478
1	Community Health Systems, Inc., Term Loan F	3.575%	12/31/18	BB	1,141
436	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	436,651
873	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	874,894
821	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	822,088
1,595	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	1,609,332
980	HCA, Inc., Tranche B4, Term Loan	3.077%	5/01/18	BBB–	980,678
74	HCA, Inc., Tranche B5, Term Loan	2.944%	3/31/17	BBB–	74,420
6,563	Total Health Care Providers & Services				6,589,623

	Hotels, Restaurants & Leisure – 1.5%

1,050	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	1,049,393
974	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	967,481
1,823	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	1,745,367
3,847	Total Hotels, Restaurants & Leisure				3,762,241

	Household Durables – 0.8%

980	Jarden Corporation, Term Loan B1	2.944%	9/30/20	BBB–	983,369
886	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	887,343
95	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB+	95,068
1,961	Total Household Durables				1,965,780

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (9)	Maturity (8)	Ratings (6)	Value

	Household Products – 0.2%

$423	Spectrum Brands, Inc., Term Loan	3.814%	6/23/22	Ba2	$425,094

	Independent Power & Renewable Electricity Producers – 0.4%

983	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB	981,973

	Internet & Catalog Retail – 0.4%

993	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	991,179

	Internet Software & Services – 0.3%

829	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	827,612

	IT Services – 0.3%

739	Vantiv, Inc., Term Loan B	3.750%	6/13/21	BB+	741,631

	Leisure Products – 0.8%

1,502	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,419,500
471	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	469,749
1,973	Total Leisure Products				1,889,249

	Machinery – 0.3%

225	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB–	225,800
490	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	486,850
715	Total Machinery				712,650

	Media – 3.7%

499	Cequel Communications LLC, Extended Term Loan	3.500%	12/14/22	Ba2	495,144
978	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	967,496
748	Clear Channel Communications, Inc., Tranche D, Term Loan	6.944%	1/30/19	CCC+	622,564
92	Clear Channel Communications, Inc.,Term Loan E	7.694%	7/30/19	CCC+	77,432
1,880	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	1,640,623
297	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	296,427
494	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	493,380
935	Media General Inc., Term Loan B	4.000%	7/31/20	BB+	929,280
532	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	529,389
460	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	457,994
550	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	551,994
1,524	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,513,012
191	Yell Group PLC, Term Loan A2	5.319%	3/01/19	CCC+	386,300
17	Yell Group PLC, Term Loan A2, (4)	1.500%	3/03/19	CCC+	—
639	Yell Group PLC, Term Loan B2, PIK, (4)	0.000%	3/03/24	CCC–	—
9,836	Total Media				8,961,035

	Multiline Retail – 0.6%

498	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	496,049
760	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BB+	761,659
240	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BB+	240,508
1,498	Total Multiline Retail				1,498,216

	Oil, Gas & Consumable Fuels – 0.4%

500	Energy Transfer Equity L.P.,Term Loan, First Lien	3.250%	12/02/19	BB	484,375
214	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	61,953
153	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B	100,548
307	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB–	188,595
61	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B–	46,700
1,235	Total Oil, Gas & Consumable Fuels				882,171

	Pharmaceuticals – 1.2%

750	Endo Health Solutions, Inc., Term Loan B	3.750%	6/24/22	Ba1	749,004
645	Grifols, Inc., Term Loan	3.194%	2/27/21	Ba1	646,226

Nuveen Investments	7

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Maturity (8)	Ratings (6)	Value

	Pharmaceuticals (continued)

$234	Quintiles Transnational Corp., Term Loan B	3.250%	5/06/22	BB+	$234,820
1,194	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	BB+	1,178,620
2,823	Total Pharmaceuticals				2,808,670

	Professional Services – 0.2%

370	Nielsen Finance LLC, Dollar Term Loan B2	3.199%	4/15/21	BBB	371,001

	Real Estate Investment Trust – 0.8%

1,347	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB	1,264,144
832	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	774,571
2,179	Total Real Estate Investment Trust				2,038,715

	Real Estate Management & Development – 0.3%

637	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	637,873

	Semiconductors & Semiconductor Equipment – 1.3%

859	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB–	858,974
1,490	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	1,491,034
725	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	724,195
3,074	Total Semiconductors & Semiconductor Equipment				3,074,203

	Software – 2.2%

374	Activision Blizzard, Inc., Term Loan B	3.250%	10/13/20	BBB	374,243
475	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	432,765
795	Ellucian, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B	794,568
956	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	954,262
757	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	735,858
794	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	796,554
126	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	126,009
1,055	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	1,063,892
5,332	Total Software				5,278,151

	Specialty Retail – 1.3%

559	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	BB–	559,892
1,660	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	1,640,928
449	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	448,828
225	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	10/01/21	BB+	226,048
400	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	399,024
3,293	Total Specialty Retail				3,274,720

	Technology Hardware, Storage & Peripherals – 0.4%

985	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	983,429

	Trading Companies & Distributors – 0.3%

622	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB–	620,508

	Wireless Telecommunication Services – 0.4%

1,000	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB–	986,161
$83,959	Total Variable Rate Senior Loan Interests (cost $83,466,414)				81,502,524

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 0.2% (0.1% of Total Investments)

	Media – 0.1%

$132	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	$113,520

8	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Metals & Mining – 0.1%

$140		Southern Copper Corporation	7.500%	7/27/35	BBB+	$135,862
185		Southern Copper Corporation	6.750%	4/16/40	BBB+	164,211
325		Total Metals & Mining				300,073
$457		Total Corporate Bonds (cost $465,707)				413,593

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 33.6% (22.3% of Total Investments)

		Argentina – 0.9%

$345		City of Buenos Aires, Argentina, 144A	8.950%	2/19/21	Caa2	$354,488
160		Province of Buenos Aires, 144A	9.950%	6/09/21	CCC–	151,242
100		Province of Buenos Aires, Reg S	10.875%	1/26/21	Caa2	97,500
295		Republic of Argentina	7.000%	4/17/17	N/R	297,213
624		Republic of Argentina	8.280%	12/31/33	N/R	534,376
234	EUR	Republic of Argentina	7.820%	12/31/33	N/R	235,523
681		YPF Sociedad Anonima, 144A	8.750%	4/04/24	Caa1	601,868
		Total Argentina				2,272,210

		Azerbaijan – 0.2%

465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	BBB–	471,975

		Brazil – 1.8%

255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	Baa3	253,790
875		Brazil Minas SPE via State of Minas Gerais, Pass Through Notes, 144A	5.333%	2/15/28	BB+	691,250
795		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BB+	596,250
600		Federative Republic of Brazil	6.000%	1/17/17	Baa3	623,400
256		Federative Republic of Brazil	8.000%	1/15/18	Baa3	268,333
1,090		Federative Republic of Brazil	8.250%	1/20/34	Baa3	1,128,150
265		Petrobras International Finance Company	5.750%	1/20/20	BBB–	197,677
50		Petrobras International Finance Company	6.875%	1/20/40	BBB–	32,500
1,015		Petrobras International Finance Company	6.750%	1/27/41	BBB–	662,288
		Total Brazil				4,453,638

		Bulgaria – 1.1%

280	EUR	Republic of Bulgaria, Reg S	2.000%	3/26/22	Baa2	308,179
1,530	EUR	Republic of Bulgaria, Reg S	2.950%	9/03/24	Baa2	1,721,076
635	EUR	Republic of Bulgaria, Reg S	3.125%	3/26/35	Baa2	624,403
		Total Bulgaria				2,653,658

		Chile – 1.1%

1,055		Corporacion Nacional del Cobre de Chile, 144A	4.500%	9/16/25	AA–	1,013,458
1,080		Corporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	AA–	1,073,294
350		Corporacion Nacional del Cobre de Chile, Reg S	3.000%	7/17/22	AA–	320,177
150		Corporacion Nacional del Cobre de Chile, Reg S	6.150%	10/24/36	AA–	153,621
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A	245,914
		Total Chile				2,806,464

		Colombia – 1.3%

708,000	COP	Republic of Colombia	12.000%	10/22/15	BBB	229,837
587		Republic of Colombia	11.750%	2/25/20	BBB	776,308
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB	137,379
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB	64,439
535		Republic of Colombia	10.375%	1/28/33	BBB	757,560
680		Republic of Colombia	7.375%	9/18/37	BBB	763,300
286,560	COP	Titulos de Tesoreria B Bonds	3.500%	3/10/21	BBB+	93,977
220,517	COP	Titulos de Tesoreria B Bonds	4.750%	2/23/23	BBB+	76,462
556,200	COP	Titulos de Tesoreria B Bonds	6.000%	4/28/28	BBB+	145,684
		Total Colombia				3,044,946

Nuveen Investments	9

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Cote d’Ivoire (Ivory Coast) – 0.7%

$950		Ivory Coast Republic, 144A	5.375%	7/23/24	B1	$827,602
255		Ivory Coast Republic, 144A	6.375%	3/03/28	B1	226,226
565		Ivory Coast Republic, Reg S	5.375%	7/23/24	B1	492,205
190		Ivory Coast Republic, Reg S	5.750%	12/31/32	B	164,496
		Total Cote d’Ivoire (Ivory Coast)				1,710,529

		Croatia – 0.3%

280		Republic of Croatia, 144A	6.250%	4/27/17	Ba1	293,531
290		Republic of Croatia, Reg S	5.375%	11/29/19	Ba1	315,230
200		Republic of Croatia, Reg S	6.250%	4/27/17	Ba1	209,665
		Total Croatia				818,426

		Dominican Republic – 1.5%

335		Dominican Republic, 144A	6.600%	1/28/24	BB–	346,725
685		Dominican Republic, 144A	5.500%	1/27/25	BB–	661,025
500		Dominican Republic, 144A	7.450%	4/30/44	BB–	511,250
101		Dominican Republic, Reg S	9.040%	1/23/18	BB–	106,661
1,455		Dominican Republic, Reg S	7.500%	5/06/21	BB–	1,556,850
275		Dominican Republic, Reg S	6.600%	1/28/24	BB–	284,625
165		Dominican Republic, Reg S	5.875%	4/18/24	BB–	162,525
100		Dominican Republic, Reg S	7.450%	4/30/44	BB–	102,250
		Total Dominican Republic				3,731,911

		Ecuador – 0.1%

140		Republic of Ecuador, Reg S	9.375%	12/15/15	CCC+	136,500

		El Salvador – 0.4%

75		Republic of El Salvador, 144A	6.375%	1/18/27	Ba3	65,813
616		Republic of El Salvador, Reg S	7.750%	1/24/23	Ba3	611,380
75		Republic of El Salvador, Reg S	7.625%	9/21/34	Ba3	71,719
120		Republic of El Salvador, Reg S	7.650%	6/15/35	Ba3	106,950
30		Republic of El Salvador, Reg S	8.250%	4/10/32	Ba3	29,400
		Total El Salvador				885,262

		Hungary – 1.4%

542		Republic of Hungary, Government Bond	4.125%	2/19/18	BB+	563,003
506		Republic of Hungary, Government Bond	4.000%	3/25/19	BB+	524,975
644		Republic of Hungary, Government Bond	5.375%	2/21/23	BB+	700,195
230		Republic of Hungary, Government Bond	5.750%	11/22/23	BB+	255,875
658		Republic of Hungary, Government Bond	5.375%	3/25/24	BB+	713,930
336		Republic of Hungary, Government Bond	7.625%	3/29/41	BB+	446,040
90	EUR	Republic of Hungary, Government Bond, Reg S	5.750%	6/11/18	BB+	112,724
		Total Hungary				3,316,742

		Iceland – 0.5%

231		Republic of Iceland, 144A	5.875%	5/11/22	BBB+	263,073
189		Republic of Iceland, Reg S	4.875%	6/16/16	BBB+	193,114
700		Republic of Iceland, Reg S	5.875%	5/11/22	BBB+	797,192
		Total Iceland				1,253,379

		India – 0.1%

280		Bharti Airtel Limited, 144A	4.375%	6/10/25	BBB–	279,234

		Indonesia – 2.4%

200		Pertamina Persero PT, Reg S	5.250%	5/23/21	Baa3	197,755
450		Perusahaan Listrik Negaraa PT, Reg S	5.500%	11/22/21	Baa3	453,375
200	EUR	Republic of Indonesia	3.375%	7/30/25	N/R	205,877
350		Republic of Indonesia, Reg S	4.875%	5/05/21	Baa3	361,365

10	Nuveen Investments

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Indonesia (continued)

1,540	EUR	Republic of Indonesia, Reg S	2.875%	7/08/21	Baa3	$1,647,662
415		Republic of Indonesia, Reg S	5.375%	10/17/23	Baa3	428,994
1,230		Republic of Indonesia, Reg S	8.500%	10/12/35	Baa3	1,543,497
500		Republic of Indonesia, Reg S	6.625%	2/17/37	Baa3	525,803
425		Republic of Indonesia, Reg S	7.750%	1/17/38	Baa3	498,771
		Total Indonesia				5,863,099

		Ireland – 0.1%

200		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	BBB–	189,750

		Israel – 0.1%

350		Israel Electric Corporation Limited, 144A, Reg S	5.000%	11/12/24	BBB–	357,126

		Jamaica – 0.3%

200		Jamaica Government	7.625%	7/09/25	B	218,000
385		Jamaica Government	6.750%	4/28/28	B	386,925
200		Jamaica Government	7.875%	7/28/45	B	200,000
		Total Jamaica				804,925

		Kazakhstan – 1.4%

220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB	175,780
200		Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB	201,000
330		Kazakhstan Development Bank, Reg S	6.500%	6/03/20	BBB	338,441
225		Kazakhstan Temir Zholy JSC, Reg S	6.375%	10/06/20	BBB	211,838
210		Kazakhstan Temir Zholy JSC, Reg S	6.950%	7/10/42	BBB	164,052
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	BBB	378,745
220		Kazmunaygas National, 144A	6.000%	11/07/44	BBB	161,150
560		Republic of Kazakhstan, 144A	5.125%	7/21/25	BBB+	539,112
376		Republic of Kazakhstan, 144A	6.500%	7/21/45	BBB+	353,120
841		Republic of Kazakhstan, Reg S	6.500%	7/21/45	BBB+	789,825
		Total Kazakhstan				3,313,063

		Kenya – 0.2%

265		Republic of Kenya, 144A	6.875%	6/24/24	B+	240,090
265		Republic of Kenya, Reg S	5.875%	6/24/19	B+	253,647
		Total Kenya				493,737

		Latvia – 0.8%

715		Latvia Republic, 144A	3.625%	1/12/20	A–	726,619
1,270		Latvia Republic, Reg S	2.750%	1/12/20	A–	1,290,635
		Total Latvia				2,017,254

		Lithuania – 1.6%

175		Republic of Lithuania, 144A	7.375%	2/11/20	A–	210,000
145		Republic of Lithuania, 144A	6.125%	3/09/21	A–	169,165
670		Republic of Lithuania, 144A	6.625%	2/01/22	A–	809,360
955		Republic of Lithuania, Reg S	7.375%	2/11/20	A–	1,146,000
1,345		Republic of Lithuania, Reg S	6.125%	3/09/21	A–	1,569,145
		Total Lithuania				3,903,670

		Luxembourg – 0.4%

815		Gaz Capital SA, Reg S	9.250%	4/23/19	BBB–	899,556

		Malaysia – 0.3%

765		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A–	778,448

		Mexico – 2.2%

325		Comision Federal de Electricidad of the United States of Mexico, 144A	6.125%	6/16/45	BBB+	305,500

Nuveen Investments	11

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Mexico (continued)

$220		Grupo Bimbo SAB de CV, Reg S	4.500%	1/25/22	Baa2	$227,370
460		Grupo Bimbo SAB de CV, Reg S	3.875%	6/27/24	BBB	445,492
210		Grupo Bimbo SAB de CV, Reg S	4.875%	6/27/44	BBB	184,447
1,523	MXN	Mexican Udibonds Bonds	4.500%	12/04/25	A	101,841
995	MXN	Mexican Udibonds Bonds	4.500%	11/22/35	A	66,853
200		Mexichem SAB de CV, Reg S	5.875%	9/17/44	BBB	169,000
9,111	MXN	Mexico Bonos de DeSarrollo	10.000%	12/05/24	A	686,513
390		Pemex Project Funding Master Trust	6.625%	6/15/35	A3	365,625
135		Petroleos Mexicanos	6.500%	6/02/41	A3	124,173
139		Petroleos Mexicanos	5.500%	6/27/44	A3	111,548
420		Petroleos Mexicanos	6.375%	1/23/45	A3	377,328
115		Petroleos Mexicanos, 144A	5.500%	6/27/44	A3	92,288
1,890		Petroleos Mexicanos, Reg S	5.500%	6/27/44	A3	1,516,723
180	EUR	United Mexican States	4.000%	10/15/30	A3	165,682
330		United Mexican States	5.750%	10/12/10	A3	308,550
		Total Mexico				5,248,933

		Morocco – 0.8%

215		Kingdom of Morocco, 144A	4.250%	12/11/22	BBB–	217,150
235		Kingdom of Morocco, 144A	5.500%	12/11/42	BBB–	232,768
235	EUR	Kingdom of Morocco, Reg S	4.500%	10/05/20	BBB–	284,331
225		Kingdom of Morocco, Reg S	4.250%	12/11/22	BBB–	227,250
270	EUR	Kingdom of Morocco, Reg S	3.500%	6/19/24	BBB–	303,206
345		Kingdom of Morocco, Reg S	5.500%	12/11/42	BBB–	341,723
440		Office Cherifien Des Phosphates SA, Reg S	6.875%	4/25/44	BBB–	440,440
		Total Morocco				2,046,868

		Nigeria – 0.2%

240		Nigerian Government International Bond, 144A	5.125%	7/12/18	BB–	230,400
200		Nigerian Republic Treasury Bond, Reg S	5.125%	7/12/18	BB–	192,000
		Total Nigeria				422,400

		Pakistan – 0.3%

275		Islamic Republic of Pakistan, 144A	7.250%	4/15/19	B	282,130
250		Islamic Republic of Pakistan, 144A	8.250%	4/15/24	B	261,352
226		Islamic Republic of Pakistan, 144A	8.250%	9/30/25	B	230,486
		Total Pakistan				773,968

		Panama – 0.7%

310		Republic of Panama	3.750%	3/16/25	BBB	299,925
25		Republic of Panama	8.875%	9/30/27	BBB	34,375
920		Republic of Panama	9.375%	4/01/29	BBB	1,323,648
		Total Panama				1,657,948

		Paraguay – 0.1%

240		Republic of Paraguay, Reg S	4.625%	1/25/23	Ba1	235,800

		Peru – 1.8%

215		BBVA Banco Continental SA, 144A	3.250%	4/08/18	A–	216,881
165		El Fondo Mivivienda SA, 144A	3.500%	1/31/23	BBB+	152,625
645		Republic of Peru	7.125%	3/30/19	A3	744,975
241		Republic of Peru	7.350%	7/21/25	A3	300,648
1,945		Republic of Peru	4.125%	8/25/27	A3	1,906,100
1,195	PEN	Republic of Peru	6.950%	8/12/31	A3	340,715
400		Republic of Peru	8.750%	11/21/33	A3	564,000
249	PEN	Republic of Peru Treasury Bond	7.840%	8/12/20	A–	81,165
		Total Peru				4,307,109

12	Nuveen Investments

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Romania – 1.2%

$390		Republic of Romania, 144A	6.750%	2/07/22	BBB–	$460,200
70	EUR	Republic of Romania, Reg S	4.875%	11/07/19	BBB–	89,869
240	EUR	Republic of Romania, Reg S	4.625%	9/18/20	BBB–	308,697
1,586		Republic of Romania, Reg S	6.750%	2/07/22	BBB–	1,871,477
225	EUR	Republic of Romania, Reg S	3.625%	4/24/24	BBB–	270,334
		Total Romania				3,000,577

		Russia – 1.2%

455		Gazprom Neft OAO Via GPN Capital SA, Reg S	6.000%	11/27/23	BBB–	419,829
100		Gazprom OAO Via Gaz Capital SA, Reg S	7.288%	8/16/37	BBB–	95,625
575		Rosneft International Finance, Reg S	4.199%	3/06/22	BB+	487,773
800		Russian Federation, Reg S	5.000%	4/29/20	BBB–	827,000
200	EUR	Russian Federation, Reg S	3.625%	9/16/20	BBB–	224,318
200		Russian Federation, Reg S	4.875%	9/16/23	BBB–	201,668
430		Russian Federation, Reg S	12.750%	6/24/28	BBB–	675,186
		Total Russia				2,931,399

		Senegal – 0.1%

200		Republic of Senegal, Reg S	8.750%	5/13/21	B+	208,600

		Serbia – 0.2%

505		Republic of Serbia, Reg S	5.250%	11/21/17	BB–	522,044

		Slovenia – 1.0%

475		Republic of Slovenia, 144A	5.850%	5/10/23	A–	542,726
385		Republic of Slovenia, 144A	5.250%	2/18/24	A–	423,500
420		Republic of Slovenia, Reg S	4.750%	5/10/18	A–	446,775
710		Republic of Slovenia, Reg S	5.500%	10/26/22	A–	797,333
200		Republic of Slovenia, Reg S	5.850%	5/10/23	A–	228,516
		Total Slovenia				2,438,850

		South Africa – 0.2%

470		Eskom Holdings Limited, Reg S	6.750%	8/06/23	BB+	439,450

		Sri Lanka – 0.5%

720		Republic of Sri Lanka, 144A	6.000%	1/14/19	BB–	727,198
175		Republic of Sri Lanka, Reg S	6.250%	10/04/20	BB–	176,746
310		Republic of Sri Lanka, Reg S	6.250%	7/27/21	BB–	309,183
		Total Sri Lanka				1,213,127

		Tunisia – 0.2%

425		Banque de Tunisie, Reg S	5.750%	1/30/25	Ba3	404,813

		Turkey – 2.3%

775		Republic of Turkey, Government Bond	7.000%	9/26/16	Baa3	809,875
321		Republic of Turkey, Government Bond	7.500%	7/14/17	Baa3	346,279
185		Republic of Turkey, Government Bond	6.750%	4/03/18	Baa3	199,652
705		Republic of Turkey, Government Bond	5.625%	3/30/21	Baa3	735,844
710		Republic of Turkey, Government Bond	6.250%	9/26/22	Baa3	758,813
1,360		Republic of Turkey, Government Bond	5.750%	3/22/24	Baa3	1,409,638
605		Republic of Turkey, Government Bond	7.375%	2/05/25	Baa3	691,969
655		Republic of Turkey, Government Bond	4.875%	4/16/43	Baa3	545,288
		Total Turkey				5,497,358

		Ukraine – 0.4%

355		Republic of Ukraine, 144A	6.250%	6/17/16	Ca	277,930
785		Republic of Ukraine, Reg S	6.580%	11/21/16	Ca	616,932
		Total Ukraine				894,862

Nuveen Investments	13

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Uruguay – 0.6%

$1,723		Republic of Uruguay	5.100%	6/18/50	BBB	$1,511,933

		Venezuela – 0.5%

50		Petroleos de Venezuela S.A, Reg S	5.250%	4/12/17	CCC	22,470
1,895		Petroleos de Venezuela S.A, Reg S	6.000%	11/15/26	CCC	606,305
170		Republic of Venezuela, Reg S	9.000%	5/07/23	CCC	58,225
420		Republic of Venezuela, Reg S	8.250%	10/13/24	CCC	140,700
565		Republic of Venezuela, Reg S	7.650%	4/21/25	CCC	186,450
555		Republic of Venezuela, Reg S	9.250%	5/07/28	CCC	187,313
30		Republic of Venezuela, Reg S	7.000%	3/31/38	CCC	9,675
		Total Venezuela				1,211,138

		Vietnam – 0.1%

255		Socialist Republic of Vietnam, Reg S	4.800%	11/19/24	BB–	241,024
		Total Emerging Market Debt and Foreign Corporate Bonds (cost $85,221,131)				81,663,703
		Total Long-Term Investments (cost $313,994,952)				343,415,948

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 9.3% (6.2% of Total Investments)

		REPURCHASE AGREEMENTS – 9.3%
$11,037		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $11,037,489, collateralized by $11,095,000 U.S. Treasury Notes, 1.625%, due 6/30/20, value $11,261,425	0.000%	10/01/15		$11,037,489
11,555		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $11,554,557, collateralized by $11,275,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $11,796,468	0.000%	10/01/15		11,554,557
$22,592		Total Short-Term Investments (cost $22,592,046)				22,592,046
		Total Investments (cost $336,586,998) – 150.7%				366,007,994
		Borrowings – (48.0)% (11), (12)				(116,500,000)
		Other Assets Less Liabilities – (2.7)% (13)				(6,631,834)
		Net Assets Applicable to Common Shares – 100%				$242,876,160

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Notional Amount (14)	Expiration Date	Strike Price	Value
(230)	Interpublic Group of Companies Inc.	$(506,000)	10/16/15	$22.0	$(2,875)
(215)	Microchip Technology Incorporated	(946,000)	10/16/15	44.0	(13,975)
(2)	National CineMedia Inc.	(3,500)	12/18/15	17.5	(20)
(261)	NetApp Inc.	(861,300)	12/18/15	33.0	(16,052)
(708)	Total Options Written (premiums received $48,398)	$(2,316,800)			$(32,922)

14	Nuveen Investments

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America	Chilean Peso	153,200,000	U.S. Dollar	217,781	12/16/15	$(800)
Bank of America	Chilean Peso	76,600,000	U.S. Dollar	107,426	12/16/15	(1,864)
Bank of America	Chilean Peso	76,600,000	U.S. Dollar	107,178	12/16/15	(2,112)
Bank of America	U.S. Dollar	254,147	South Africa Rand	3,567,000	12/17/15	(157)
BNP Paribas	Colombian Peso	291,197,000	U.S. Dollar	92,856	12/16/15	(627)
BNP Paribas	South Africa Rand	5,690,000	U.S. Dollar	400,789	12/17/15	(4,371)
BNP Paribas	U.S. Dollar	440,451	Chilean Peso	306,400,000	12/16/15	(3,290)
BNP Paribas	U.S. Dollar	28,063	Euro	25,000	12/16/15	(93)
Citibank N.A.	U.S. Dollar	472,076	South Africa Rand	6,703,000	12/17/15	5,215
Credit Suisse	U.S. Dollar	3,088	South Africa Rand	44,000	12/17/15	46
Goldman Sachs	South Africa Rand	5,000,000	U.S. Dollar	358,706	12/17/15	2,678
Goldman Sachs	U.S. Dollar	26,778	South Africa Rand	376,000	12/17/15	(4)
HSBC Bank	Euro	1,527,000	U.S. Dollar	1,715,951	12/16/15	7,510
HSBC Bank	U.S. Dollar	8,949	Colombian Peso	27,900,000	12/16/15	7
JPMorgan	Euro	1,527,000	U.S. Dollar	1,715,928	12/16/15	7,487
JPMorgan	U.S. Dollar	128,391	Euro	115,000	12/16/15	274
JPMorgan	U.S. Dollar	437,958	Indian Rupee	29,860,000	12/16/15	11,885
Morgan Stanley	Brazilian Real	1,283,000	U.S. Dollar	322,938	10/02/15	(684)
Morgan Stanley	Brazilian Real	1,280,000	U.S. Dollar	338,132	12/02/15	22,188
Morgan Stanley	Brazilian Real	1,061,000	U.S. Dollar	289,558	12/02/15	27,670
Morgan Stanley	Colombian Peso	629,972,000	U.S. Dollar	204,603	12/16/15	2,363
Morgan Stanley	Indian Rupee	29,860,000	U.S. Dollar	443,487	12/16/15	(6,356)
Morgan Stanley	U.S. Dollar	247,942	Brazilian Real	964,000	10/02/15	(4,784)
Morgan Stanley	U.S. Dollar	83,056	Brazilian Real	319,000	10/02/15	(2,591)
Morgan Stanley	U.S. Dollar	136,424	Brazilian Real	535,000	12/02/15	(4,369)
Morgan Stanley	U.S. Dollar	29,399	Brazilian Real	112,000	12/02/15	(1,754)
Morgan Stanley	U.S. Dollar	27,606	Brazilian Real	108,000	12/02/15	(948)
Morgan Stanley	U.S. Dollar	27,410	Brazilian Real	107,000	12/02/15	(999)
Morgan Stanley	U.S. Dollar	26,739	Brazilian Real	107,000	12/02/15	(328)
National Australia Bank	Euro	1,526,000	U.S. Dollar	1,714,203	12/16/15	6,881
Royal Bank of Canada	Mexican Peso	7,223,000	U.S. Dollar	425,782	12/16/15	1,040
Standard Chartered Bank	Colombian Peso	750,880,000	U.S. Dollar	236,572	12/16/15	(4,483)
Standard Chartered Bank	Euro	1,525,000	U.S. Dollar	1,704,218	12/16/15	(1,985)
Standard Chartered Bank	Peruvian Nuevo Sol	518,000	U.S. Dollar	155,276	12/16/15	(1,456)
Standard Chartered Bank	Peruvian Nuevo Sol	255,000	U.S. Dollar	76,006	12/16/15	(1,149)
State Street Bank and Trust	Brazilian Real	1,283,000	U.S. Dollar	329,397	10/02/15	5,775
State Street Bank and Trust	Colombian Peso	730,768,000	U.S. Dollar	232,322	12/16/15	(2,277)
State Street Bank and Trust	U.S. Dollar	345,114	Brazilian Real	1,372,000	12/02/15	(6,461)
State Street Bank and Trust	U.S. Dollar	135,285	Euro	120,000	12/16/15	(1,027)
						$46,050

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Eurex Euro-Bobl	Short	(16)	12/15	$(2,306,670)	$(308)	$(7,759)
Eurex Euro-Bund	Short	(12)	12/15	(2,094,320)	(11)	(38,897)
Eurex Euro-Buxl	Short	(6)	12/15	(1,044,143)	2,097	(31,047)
U.S. Long Bond	Short	(1)	12/15	(157,344)	562	(2,806)
				$(5,602,477)	$2,340	$(80,509)

Nuveen Investments	15

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$30,450,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(703,830)
JPMorgan	30,450,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(1,068,499)
	$60,900,000							$(1,772,329)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$58,006,095	$20,628,919	$—	*	$78,635,014
Real Estate Investment Trust (REIT) Common Stocks	95,654,566	—	—		95,654,566
Convertible Preferred Securities	1,242,607	—	—		1,242,607
$25 Par (or similar) Retail Preferred	968,121	—	—		968,121
$1,000 Par (or similar) Institutional Preferred	—	3,335,820	—		3,335,820
Variable Rate Senior Loan Interests	—	81,502,524	—	*	81,502,524
Corporate Bonds	—	413,593	—		413,593
Emerging Market Debt and Foreign Corporate Bonds	—	81,663,703	—		81,663,703
Short-Term Investments:
Repurchase Agreements	—	22,592,046	—		22,592,046
Investments in Derivatives:
Options Written	(32,922)	—	—		(32,922)
Forward Foreign Currency Exchange Contracts**	—	46,050	—		46,050
Futures Contracts**	(80,509)	—	—		(80,509)
Interest Rate Swaps**	—	(1,772,329)	—		(1,772,329)
Total	$155,757,958	$208,410,326	$—	*	$364,168,284
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

16	Nuveen Investments

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $341,246,207.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$44,943,468
Depreciation	(20,181,681)
Net unrealized appreciation (depreciation) of investments	$24,761,787

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value disclosure purposes, investment classified as Level 3.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	Borrowings as a percentage of Total Investments is 31.8%.

(12)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(15)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

COP	Colombian Peso

EUR	Euro

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

USD LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate Intercontinental Exchange

Nuveen Investments	17

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015